Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
		Amount of Loss
Derivatives not designated as hedging instruments	Location of Loss Recognized	Six month period ended June 30, 2016	Six month period ended June 30, 2017
Interest rate swaps	Loss on interest rate swaps	$(6,547)	$-